Preferred Stock and Stockholders' Equity - Summary of Common Stock Reserved for Future Issuance (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Stock options issued and outstanding	8,738,880		4,193,321
Unvested Shares Held By Sponsors	300,000	300,000
Additional issuance of common stock in future	3,685,451	6,201,340
Authorized for future issuances under the ESPP	1,200,842	880,000
Total	24,940,163	22,589,661
Public Warrants Issued and Outstanding
Class Of Stock [Line Items]
Class of Warrant or Right, Outstanding	5,833,323	5,833,333
Private Placement Warrants Issued and Outstanding
Class Of Stock [Line Items]
Class of Warrant or Right, Outstanding	181,667	181,667
Common Stock [Member]
Class Of Stock [Line Items]
Stock options issued and outstanding	8,738,880	4,193,321
Earn-Out Shares
Class Of Stock [Line Items]
Earn-Out shares	5,000,000	5,000,000